Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 141,261	$ 141,261
Accumulated amortization	(89,783)	(80,511)
Net carrying amount	51,478	60,750
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(17,868)	(16,438)
Net carrying amount	11,917	13,347
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	16,517	16,517
Accumulated amortization	(7,764)	(6,663)
Net carrying amount	8,753	9,854
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	89,396	89,396
Accumulated amortization	(62,380)	(56,030)
Net carrying amount	27,016	33,366
Other
Finite-Lived Intangible Assets [Line Items]
Cost	5,563	5,563
Accumulated amortization	(1,771)	(1,380)
Net carrying amount	$ 3,792	$ 4,183